UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08943

Legg Mason Light Street Trust, Inc.

Name of Fund:

100 Light Street Baltimore, MD 21202
Fund Address:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2008

Date of reporting period: 12/31/2007

Item 1 – Schedule of Investments

8	Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Classic Valuation Fund

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 97.0%

Consumer Discretionary — 9.0%
Automobiles — 3.6%
Toyota Motor Corp. — ADR	28	$2,994

Media — 4.1%
Comcast Corp. — Class A	150	2,735	A
The Walt Disney Co.	22	720

		3,455

Multiline Retail — 1.3%
Kohl’s Corp.	23	1,035	A

Consumer Staples — 9.8%
Food and Staples Retailing — 6.0%
Safeway Inc.	39	1,331
Wal-Mart Stores Inc.	78	3,702

		5,033

Food Products — 3.8%
Del Monte Foods Co.	105	995
Smithfield Foods Inc.	75	2,181	A

		3,176

Energy — 16.1%
Energy Equipment and Services — 7.2%
Nabors Industries Ltd.	55	1,512	A
Tidewater Inc.	49	2,671
Transocean Inc.	13	1,876	A

		6,059

Quarterly Report to Shareholders	9

	Shares/Par	Value
Energy — Continued
Oil, Gas and Consumable Fuels — 8.9%
Arch Coal Inc.	48	$2,148
ConocoPhillips	31	2,723
Exxon Mobil Corp.	18	1,649
The Williams Cos. Inc.	25	884

		7,404

Financials — 22.6%
Capital Markets — 3.6%
Merrill Lynch and Co. Inc.	21	1,106
Morgan Stanley	22	1,147
The Goldman Sachs Group Inc.	3	731

		2,984

Commercial Banks — 2.4%
Fifth Third Bancorp	36	892
Wachovia Corp.	29	1,103

		1,995

Consumer Finance — 0.2%
Discover Financial Services	13	195

Diversified Financial Services — 3.0%
Bank of America Corp.	19	763
Citigroup Inc.	60	1,761

		2,524

Insurance — 10.5%
Allianz SE — ADR	21	453
American International Group Inc.	42	2,425
Aon Corp.	9	420
Axis Capital Holdings Ltd.	55	2,151
Conseco Inc.	103	1,291	A
Marsh and McLennan Cos. Inc.	79	2,080

		8,820

10	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value
Financials — Continued
Thrifts and Mortgage Finance — 2.9%
Fannie Mae	34	$1,363
Washington Mutual Inc.	75	1,017

		2,380

Health Care — 10.5%
Biotechnology — 0.9%
Amgen Inc.	15	715	A

Health Care Equipment and Supplies — 2.3%
Boston Scientific Corp.	165	1,922	A

Health Care Providers and Services — 1.2%
Tenet Healthcare Corp.	203	1,030	A

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	61	1,615
Johnson and Johnson	25	1,688
Pfizer Inc.	81	1,834

		5,137

Industrials — 4.7%
Airlines — 2.6%
Southwest Airlines Co.	177	2,159

Machinery — 2.1%
Caterpillar Inc.	24	1,749

Information Technology — 16.2%
Communications Equipment — 3.1%
Nokia Oyj — ADR	67	2,584

Quarterly Report to Shareholders	11

	Shares/Par	Value
Information Technology — Continued
Computers and Peripherals — 9.9%
Dell Inc.	64	$1,574	A
International Business Machines Corp.	29	3,178
Seagate Technology	138	3,529

		8,281

Semiconductors and Semiconductor Equipment — 3.2%
Applied Materials Inc.	54	957
Intel Corp.	66	1,765

		2,722

Materials — 7.0%
Chemicals — 3.0%
E.I. du Pont de Nemours and Co.	27	1,182
The Dow Chemical Co.	34	1,336

		2,518

Metals and Mining — 4.0%
Alcoa Inc.	44	1,594
Newmont Mining Corp.	36	1,758

		3,352

Utilities — 1.1%
Electric Utilities — 0.4%
Reliant Energy Inc.	11	299	A

Independent Power Producers and Energy Traders — 0.7%
Dynegy Inc.	86	617	A

Total Common Stocks and Equity Interests
(Cost — $77,400)		81,139

12	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value
Repurchase Agreements — 3.0%
Goldman Sachs and Co. 4.60%, dated 12/31/07, to be repurchased at $1,254 on 1/2/08 (Collateral: $1,308 Fannie Mae mortgage-backed securities, 5.00%, due 11/1/33, value $ 1,281)	$1,254	$1,254
JPMorgan Chase and Co. 4.00%, dated 12/31/07, to be repurchased at $1,254 on 1/2/08 (Collateral: $1,255 Federal Home Loan Bank note, 4.875%, due10/30/17, value $ 1,297)	1,254	1,254

Total Repurchase Agreements (Cost — $ 2,508)		2,508

Total Investments — 100.0% (Cost — $ 79,908)B		83,647
Other Assets Less Liabilities — N.M.		35

Net Assets — 100.0%		$83,682

Net Asset Value Per Share:
Primary Class		$12.68

Institutional Class		$13.71

N.M. Not Meaningful.

A	Non-income producing.

B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$12,509
Gross unrealized depreciation	(8,770)

Net unrealized appreciation	$3,739

ADR — American Depository Receipt

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date:	February 22, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Light Street Trust, Inc.
Date:	February 21, 2008